UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number: 845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 6/30/2021

Item 1.  Reports to Stockholders.

June 30, 2021

Volumetric Fund, Inc.

  A Conservative Equity Growth Fund

Semi-Annual

Report 2021

To Our Shareholders (Unaudited)

Volumetric Fund, Inc.’s, (the “Fund”) net asset value (NAV) per share has advanced 10.25% year-to-date through June 30, 2021. The second quarter brought a 4.72% advance. Overall, as of June 30, 2021, our NAV closed out the first half of the year at $25.71, up $1.16 from the March 31, 2021, NAV of $24.55.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $447,286 as of June 30, 2021. This is equivalent to an 9.35% compounded annual growth rate since the inception of the Fund in 1979.

PORTFOLIO REVIEW (Unaudited)

Currently, we have 60 securities in our portfolio. During the quarter, there were 55 gainers and five losers. Our average stock in the portfolio is up 82.90%. At the end of the second quarter, our best performing stock in the portfolio was Autodesk Inc., a company that engages in the design of software and services, which has more than doubled, with a 386.8% unrealized gain. Our worst performing stock in the portfolio, at the end of the second quarter was American Electric Power Company Inc., a company that is in the business of generation, transmission, and distribution of electricity, with a 7.60% unrealized loss. During the second quarter we purchased six securities and sold four securities, as indicated below.

Purchases: Activision Blizzard Inc., General Dynamics Corp., Pfizer Inc., Regeneron Pharmaceuticals Inc., Wabtec Corp., and Walmart inc.

Sales: Hologic Inc., Snap-On Inc., V F Corp., and Werner Enterprises Inc.

Among the stocks sold during the second quarter, the best percent gainer was Werner Enterprises Inc. with a 60.8% net realized gain. For the six months ended June 30, 2021, purchases and sales of securities were $4.9 million and $4.3 million, respectively.

TOP STOCK HOLDINGS (Unaudited)

As of June 30, 2021, our ten top unrealized stock percentage gainers are listed below. See “Statement of Net Assets” pages three to five for details.

    Unrealized        % of Fund’s

Stock Name                          Gain (%)       Net Assets

ANNUAL MEETING

The Fund’s Annual Shareholder Meeting and proxy voting was held on May 14, 2021. Considering shareholder’s health, transportation, and other logistical issues raised by the spread of coronavirus disease (COVID-19), the Annual Shareholder Meeting was held as a virtual meeting via telephone.  At the Annual Meeting, shareholders elected all eight nominated directors for their respective terms. The Fund’s shareholders of record, as of the close of business on April 19, 2021, voted 1,151,585.847 shares in favor and 250.731 shares against or abstentions to approve this proposal. Furthermore, they approved BBD, LLP, as the Fund’s independent registered public accounting firm for calendar year 2021. The Fund’s shareholders of record, as of the close of business on April 19, 2021, voted 1,147,788.368 shares in favor and 4,048.210 shares against or abstentions to approve this proposal. Lastly, they authorized the number of available shares of the Fund to 4,000,000 common shares (par value 0.01). The Fund’s shareholders of record, as of the close of business on April 19, 2021, voted 1,120,182.175 shares in favor and 31,654.403 shares against or abstentions to approve this proposal.

Your semi-annual account statement was mailed to you earlier this month unless you signed up for electronic delivery.  If you have any questions, please do not hesitate to call us. Thank you for your continued trust and confidence.

July 13, 2021

Sincerely,

Irene J. ZawitkowskiJeffrey Gibs

Chair and CEOPresident

	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS
	June 30, 2021
	(unaudited)
Equities: 90.2%
SHARES	COMPANY	VALUE
AEROSPACE & DEFENSE -- 2.3%
2,400	General Dynamics Corp	$ 451,824
2,200	L3Harris Technologies Inc	475,530
		927,354
APPAREL & TEXTILE PRODUCTS -- 1.4%
4,800	Ralph Lauren Corporation	565,488
		565,488
ASSET MANAGEMENT -- 3.4%
900	Blackrock Inc	787,473
4,800	Raymond James Financial	623,520
		1,410,993
BEVERAGES -- 1.1%
4,900	Monster Beverage Corp*	447,615
		447,615
BIOTECH & PHARMA -- 3.6%
2,900	Johnson & Johnson	477,746
12,500	Pfizer Inc	489,500
900	Regeneron Pharmaceuticals*	502,686
		1,469,932
CHEMICALS -- 4.7%
2,400	Air Products & Chemicals	690,432
8,000	CF Industries Holdings	411,600
2,100	Ecolab Inc	432,537
3,650	FMC Corporation	394,930
		1,929,499
COMMERCIAL SUPPORT SERVICES -- 3.5%
5,900	Republic Services Inc	649,059
6,600	Waste Connections Inc	788,238
		1,437,297
CONSTRUCTION MATERIALS -- 3.3%
3,300	Carlisle Cos Inc	631,554
7,300	Owens Corning	714,670
		1,346,224
CONTAINERS & PACKAGING -- 1.4%
4,200	Packaging Corp Of America	568,764
		568,764
DIVERSIFIED INDUSTRIALS -- 2.9%
6,100	Emerson Electric Company	587,064
2,700	Honeywell International Inc	592,245
		1,179,309
E-COMMERCE DISCRETIONARY -- 2.1%
250	Amazon.Com Inc*	860,040
		860,040
ELECTRIC UTILITIES -- 1.8%
4,500	American Electric Power	380,655
5,200	Consolidated Edison Inc	372,944
		753,599
ELECTRICAL EQUIPMENT -- 4.0%
6,200	Ametek Inc	827,700
1,700	Roper Technologies Inc	799,340
		1,627,040

	VOLUMETRIC FUND, INC. – STATEMENT OF NET ASSETS (unaudited) June 30, 2021 (continued)
SHARES	COMPANY	VALUE
ENGINEERING & CONSTRUCTION -- 2.0%
6,200	Jacobs Engineering Group	$ 827,204
		827,204
ENTERTAINMENT CONTENT -- 2.4%
4,700	Activision Blizzard Inc	448,568
3,119	The Walt Disney Co*	548,227
		996,795
ETF (EXCHANGE TRADED FUND) -- 5.2%
5,000	SPDR S&P 500 ETF Trust	2,140,300
		2,140,300
FOOD -- 1.1%
7,000	Mondelez International	437,080
		437,080
HEALTH CARE FACILITIES & SERVICES -- 2.3%
7,300	Cardinal Health Inc	416,757
1,300	Unitedhealth Group Inc	520,572
		937,329
HOME & OFFICE PRODUCTS -- 1.1%
2,100	Whirlpool Corp	457,842
		457,842
HOUSEHOLD PRODUCTS -- 1.1%
5,300	Church & Dwight Co Inc	451,666
		451,666
INSTITUTIONAL FINANCIAL SERVICES -- 3.3%
2,400	CME Group Inc	510,432
9,180	Morgan Stanley	841,714
		1,352,146
INSURANCE -- 1.2%
10,000	American Intl Group Inc	476,000
		476,000
INTERNET MEDIA & SERVICES -- 2.1%
350	Alphabet Inc Class A*	854,626
		854,626
MACHINERY -- 1.4%
2,700	Stanley Black & Decker	553,473
		553,473
MEDICAL EQUIPMENT & DEVICES -- 1.2%
1,200	Cooper Companies Inc	475,524
		475,524
OIL & GAS PRODUCERS -- 1.3%
29,000	Kinder Morgan Inc	528,670
		528,670
RETAIL -- CONSUMER STAPLES -- 2.2%
1,100	Costco Wholesale Corp	435,237
3,300	Walmart Inc	465,366
		900,603
SEMICONDUCTORS -- 6.0%
3,600	Analog Devices Inc	619,776
9,600	Applied Materials Inc	1,367,040
8,600	Intel Corporation	482,804
		2,469,620

VOLUMETRIC FUND, INC. – STATEMENT OF NET ASSETS (unaudited) June 30, 2021 (continued)
SHARES	COMPANY	VALUE
SOFTWARE -- 6.0%
1,500	Autodesk Inc*	$ 437,850
5,100	Cerner Corp	398,616
2,600	Microsoft Corporation	704,340
3,700	Salesforce.Com Inc*	903,799
		2,444,605
TECHNOLOGY HARDWARE -- 3.2%
6,400	Apple Inc	876,544
14,000	HP Inc	422,660
		1,299,204
TECHNOLOGY SERVICES -- 6.9%
2,500	Automatic Data Processing	496,550
3,000	Fidelity National Information Services	425,010
4,300	Leidos Holdings Inc	434,730
5,200	Paychex Inc	557,960
3,900	Visa Inc Class A	911,898
		2,826,148
TRANSPORTATION & LOGISTICS -- 1.9%
6,200	Expeditors Intl Wash Inc	784,920
		784,920
TRANSPORTATION EQUIPMENT -- 1.1%
5,600	Wabtec Corp	460,880
		460,880
WHOLESALE -- CONSUMER STAPLES -- 1.7%
9,200	Bunge Ltd	718,980
		718,980

TOTAL EQUITIES (Cost: $ 22,275.930)		36,916,769
INVESTMENT COMPANY 9.7%
3,964,282 Shares -- Fidelity Investment Money Market
Gov Portfolio - Class I, 0.01%** (Cost: $3,964,282)		3,964,282
TOTAL INVESTMENTS (Cost: $26,240,212): 99.9%		40,881,051
RECEIVABLE: 0.1%
Dividends and Interest Receivable		37,098
TOTAL RECEIVABLES		37,098
TOTAL ASSETS		40,918,149
Less Liabilities:		-
NET ASSETS 100.0%		$40,918,149
VOLUMETRIC SHARES OUTSTANDING		1,591,812
NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE		$25.71

See notes to financial statements
*Non-income producing security. ** Variable Rate Security. The rate presented is as of June 30, 2021.

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended June 30, 2021

See notes to financial statements

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

FINANCIAL HIGHLIGHTS

(for one share outstanding throughout each period)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

As of June 30, 2021

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”), as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc. (the Adviser), as directed by the Board of Directors (the “Board".

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2021, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)Securities Transactions and Investment Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2017-2020) and during the six months ended June 30, 2021, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

d)Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. The Board declared the following distribution.

Long term capital gains recorded and paid during the year ended December 31, 2020, and the six months ended June 30, 2021, were as follows: Long Term Capital Gains 2020: $385,810, June 30, 2021, $0.

e)Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services pursuant to an amended and restated investment Advisory Agreement, dated July 16, 2020 between the Fund and the Adviser, that provides for fees to be paid at an annual rate of; (i) 2.0% of the first $10,000,000 of average daily net assets, (ii) 1.90% of such net assets from $10 million to $25 million; (iii) 1.80% of such net assets from $25 million to $50 million; (iv) 1.50% of such net assets from $50 million to $100 million; and (v) 1.25% of such net assets over $100 million. The Adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund. This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the Adviser.

3. Capital Stock Transactions

At, June 30, 2021, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2021, purchases and proceeds from sales of securities were $4,943,465 and $4,318,554, respectively. At June 30, 2021, the cost of investments for Federal income tax purposes was $26,240,212. Accumulated net unrealized appreciation on investments was $14,640,839 consisting of $14,711,977 gross unrealized appreciation and $71,138 gross unrealized depreciation.

5. Composition of Net Assets

6. Federal Income Tax

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation………………….	$11,906,177
Distributable earnings…………………….	$11,906,177

For the year ended December 31, 2020, the Fund recorded the following reclassification, the distributable earnings were increased by $211,478 and net capital paid in on shares of stock was decreased by $211,478. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered in to contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. Market and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PROSPECTUS, PROXY, AND PORTFOLIO INFORMATION (Unaudited)

This Semi-Annual Report for the period ended June 30, 2021, is intended for the shareholders of the Fund, and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30. This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC, for the first and third quarters of each fiscal year on Form N-PORT. These forms are available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com. The Fund also files with the SEC its monthly holdings on form N-PORT. The N-PORT information for the first and second months (form N-PORT-NP) of the Fund’s fiscal quarter is non-public information. The monthly report on N-PORT for the third month of the quarter is publicly available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of the “Adviser”, 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since, all their fees were paid by the Adviser. On a yearly basis, the full Board meet four times, and the Directors of whom are not “interested persons” of the Adviser (as defined in the 1940 Act), meet four times. In addition, on a yearly basis, the Audit Committee meets twice, and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended June 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These Fund expenses are further clarified in this report on page 8, footnote 2. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, January 1, 2021 – June 30, 2021.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading titled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment. This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only and will not help you to determine the relative total costs of owning different funds.

*The actual total return for the six-month period ended June 30, 2021, was 10.25%.

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

GENERAL INFORMATION

INVESTMENT ADVISER

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

US Bank, N.A.

615 E Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

TRANSFER AGENT and FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202-4089

y

               Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

Cincinnati, Ohio 45246

Distributor

Ultimus Fund Distributors, LLC

Cincinnati, Ohio 45246

Legal Counsel

Thompson Hine LLP

Cincinnati, OH 45202-4089

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

   Chair Emeritus

Irene J. Zawitkowski

   Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

   President, Portfolio Manager, CCO

Item 2. Code of Ethics.

  Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

  Not applicable to open-end investment companies.

Item 6. Schedule of Investments:

(a)Schedule of investments in securities of unaffiliated issuers is included under Item 1.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

  None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSRS, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSRS is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics:

   Not applicable for semi-annual report.

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSRS) are filed herewith.

(a)(2)(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Irene Zawitkowski

Irene Zawitkowski, CEO & Chair

Date 7/19/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

By

/s/ Jeffrey Gibs

Jeffrey Gibs, President

Date 7/19/2021